Trade Payables and Accrued Expenses - Summary of Trade Payables and Accrued Expenses (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 28,527		₨ 24,406
Accrued expenses	59,777		45,632
Liabilities directly associated with assets held for sale			(1,909)
Trade payables and accrued expenses	₨ 88,304	$ 1,277	₨ 68,129